Equity-Based Compensation - Assumptions Used for Fair Value Measurement (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate	5.00%	5.00%	5.00%	5.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 3 months 18 days	5 years	5 years	5 years 2 months 12 days
Risk-free interest rate	1.97%	1.01%	1.01%	1.59%
Expected volatility rate	80.80%	79.90%	79.20%	78.90%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months	6 years 10 months 24 days	7 years	7 years
Risk-free interest rate	2.17%	1.41%	2.24%	2.08%
Expected volatility rate	83.10%	82.40%	83.60%	85.40%
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.07%	1.26%	1.58%	1.73%
Expected volatility rate	81.00%	80.90%	79.90%	82.20%